Summary of Significant Accounting Policies - Schedule of Accounting Standards Update (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Assets
Prepaid expenses and other current assets	$ 101,827		$ 30,111
Other noncurrent assets	14,387		21,045
Liabilities
Accrued expenses and other	72,806		67,862
Other noncurrent liabilities	$ 53,655		18,531
Cumulative Effect Adjustment
Assets
Prepaid expenses and other current assets			(453)
Other noncurrent assets			1,814
Liabilities
Accrued expenses and other			(188)
Other noncurrent liabilities			$ (1,173)
Beginning Balance, As Adjusted
Assets
Prepaid expenses and other current assets		$ 29,658
Other noncurrent assets		22,859
Liabilities
Accrued expenses and other		67,674
Other noncurrent liabilities		$ 17,358